Financial Instruments (Carrying Values And Estimated Fair Values) (Details) - CAD ($) $ in Millions	Aug. 31, 2021	Aug. 31, 2020
Disclosure of fair value measurement of assets [line items]
Long-term debt	$ 4,597	$ 4,599
Level 2 of fair value hierarchy [member] | Carrying Value [Member]
Disclosure of fair value measurement of assets [line items]
Long-term debt	4,550	4,548
Level 2 of fair value hierarchy [member] | Estimated Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Long-term debt	$ 5,263	$ 5,613